FLEXSHARES® TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund (SKOR)

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (LKOR)

FlexShares® Disciplined Duration MBS Index Fund (MBSD)

FlexShares® High Yield Value-Scored Bond Index Fund (HYGV)

SUPPLEMENT DATED JULY 30, 2025 TO THE PROSPECTUS DATED MARCH 1, 2025, AS AMENDED JULY 3, 2025 (THE “PROSPECTUS”)

Effective July 31, 2025, Bilal Memon is no longer a portfolio manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Credit-Scored US Long Corporate Bond Index Fund. Effective July 31, 2025, all references to Mr. Memon as a portfolio manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Credit-Scored US Long Corporate Bond Index Fund in the Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “Fund Summaries – FlexShares® Disciplined Duration MBS Index Fund – Management” on page 148 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. David M. Alongi, a Senior Vice President of NTI, Michael R. Chico, and Kevin O’Shaughnessy, each a Vice President of NTI, and Dmitri Artemiev, CFA, CAIA, a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since June 2021, September 2020, May 2016, and July 2025, respectively.

2.

The paragraph under the section entitled “Fund Summaries – FlexShares® Credit-Scored US Corporate Bond Index Fund – Management” on page 155 of the Prospectus and the paragraph under the section entitled “Fund Summaries – FlexShares® Credit-Scored US Long Corporate Bond Index Fund – Management” beginning on page 162 of the Prospectus are deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Benjamin Gord, a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI, Chaitanya Mandavakuriti, CFA, a Senior Vice President of NTI, and Manan Mehta, a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since May 2023, March 2021 and July 2025, respectively.

3.	The paragraph under the section entitled “Fund Summaries – FlexShares® High Yield Value-Scored Bond Index Fund – Management” on page 170 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Chaitanya Mandavakuriti, CFA, a Senior Vice President of NTI, Benjamin Gord, a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI, Benjamin McCubbin, CFA, Vice President of NTI, and Manan Mehta, a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since May 2023, May 2023, March 2025, and July 2025, respectively.

4.	The following is added under the section entitled “Description of Fund Management – Portfolio Managers” beginning on page 221 of the Prospectus:

Dmitri Artemiev, CFA, CAIA, is a Senior Vice President and Head of Securitized Products at NTI. Prior to joining NTI in 2024, Mr. Artemiev held several senior portfolio management, trading, and research leadership roles at Insight Investment and Bank of America. Mr. Artemiev is responsible for overseeing NTI’s securitized products portfolio.

Manan Mehta, is a Senior Vice President and Head of Quantitative Fixed Income Strategies at NTI. Mr. Mehta joined NTI in 2008 and is responsible for leading the research, development and management of systematic fixed income strategies with focus on innovation and risk efficiency.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund (SKOR)

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (LKOR)

FlexShares® Disciplined Duration MBS Index Fund (MBSD)

FlexShares® High Yield Value-Scored Bond Index Fund (HYGV)

(each, a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED JULY 30, 2025 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2025, AS SUPPLEMENTED

Effective July 31, 2025, Bilal Memon is no longer a portfolio manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Credit-Scored US Long Corporate Bond Index Fund. Effective July 31, 2025, all references to Mr. Memon as a portfolio manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Credit-Scored US Long Corporate Bond Index Fund in the SAI are hereby deleted, and the SAI is amended as follows:

1.	The disclosure as to the portfolio managers of the Funds in the table under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS” on page 77 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS

FlexShares® Credit-Scored US Corporate Bond Index Fund	Benjamin Gord, Chaitanya Mandavakuriti and Manan Mehta*
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	Benjamin Gord, Chaitanya Mandavakuriti and Manan Mehta*
FlexShares® Disciplined Duration MBS Index Fund FlexShares® High Yield Value-Scored Bond Index Fund	David Alongi, Michael Chico, Kevin O’Shaughnessy and Dmitri Artemiev* Benjamin McCubbin**, Chaitanya Mandavakuriti, Benjamin Gord and Manan Mehta*

* Became a Portfolio Manager effective July 31, 2025

** Became a Portfolio Manager effective March 20, 2025

2.

The following information, as of June 30, 2025, with respect to Manan Mehta and Dmitri Artemiev is added under the section “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Accounts Managed by Portfolio Managers” beginning on page 77 of the SAI:

The table below discloses accounts within each type of category listed below for which Manan Mehta* was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2025.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares Trust:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

* Manan Mehta became a Portfolio Manager of FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and FlexShares® High Yield Value-Scored Bond Index Fund effective July 31, 2025.

The table below discloses accounts within each type of category listed below for which Dmitri Artemiev** was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2025.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares Trust:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	57	$14,800,000,000	0	$0

** Dmitri Artemiev became a Portfolio Manager of the FlexShares® Disciplined Duration MBS Index Fund effective July 31, 2025.

3.	The following information, as of June 30, 2025, is added in the table under the section entitled “MANAGEMENT OF THE TRUST – Disclosure of Securities Ownership” on page 85 of the SAI:

As of June 30, 2025, Dmitri Artemiev did not own any shares of the Fund which he manages.1

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

Manan Mehta [1]	FlexShares® High Yield Value-Scored Bond Fund	$10,001-$50,000

[1]

Menan Mehta became portfolio manager of FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and FlexShares® High Yield Value-Scored Bond Index Fund, and Dmitri Artemiev became a Portfolio Manager of the FlexShares® Disciplined Duration MBS Index Fund, effective July 31, 2025.

Please retain this Supplement with your SAI for future reference.